Transactions with Related Parties - Box Ships Inc. (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Number of shares in affiliate held by the Company	3,437,500		3,437,500
Box Ships Inc.
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships	11.20%		13.60%
Number of shares in affiliate held by the Company	3,437,500		3,437,500
Amendment fee		$ 65,000
Interest income related party	$ 0	$ 316,326